Commercial Aerospace Industry Assets and Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Other Commitments [Abstract]
Commercial Aerospace Industry Assets and Commitments Table [Text Block]

(dollars in millions)	Committed	2015	2016	2017	2018	2019	Thereafter
Notes and leases receivable	$424	$43	$103	$42	$26	$25	$185
Commercial aerospace financing commitments	$3,152	$574	$489	$363	$449	$375	$902
Other commercial aerospace commitments	8,165	763	858	948	899	774	3,923
Collaboration partners' share	(2,840)	(370)	(381)	(383)	(380)	(296)	(1,030)
Total commercial commitments	$8,477	$967	$966	$928	$968	$853	$3,795